Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes are as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Domestic	$1,709	$(13,517)	$8,053	$9,677
Foreign	(74)	686	625	135
Total	$1,635	$(12,831)	$8,678	$9,812

Schedule of Components of (Provision) Benefit for Income Taxes

The components of the (provision) benefit for income taxes are as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Current:
U.S. federal	$1,394	$(363)	$(6,837)	$(9,978)
State	(5)	(111)	(1,026)	(2,096)
Foreign	18	(257)	(391)	-
Total current	1,407	(731)	(8,254)	(12,074)
Deferred:
U.S. federal	(1,881)	3,881	3,710	8,384
State	(68)	324	201	(773)
Foreign	-	71	22	(36)
Total deferred	(1,949)	4,276	3,933	7,575
Total (provision) benefit for income taxes	$(542)	$3,545	$(4,321)	$(4,499)

Schedule of Reconciliation of Federal Statutory Rate to Company's Effective Tax Rate

The following table presents a reconciliation of the federal statutory rate to the Company’s effective tax rate:

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Federal statutory rate	34.0%	34.0%	35.0%	35.0%
State tax-net of federal benefit	1.7%	1.7%	2.2%	0.7%
State tax deferred rate change	0.0%	0.0%	0.3%	18.7%
Impact of foreign operations	0.4%	1.0%	(0.2%)	0.1%
U.S. subpart F income	0.0%	(2.2%)	2.5%	0.5%
Nondeductible transaction-related costs	0.0%	(6.5%)	0.0%	2.0%
Uncertain tax positions	0.0%	(0.2%)	5.3%	2.0%
Stock based compensation	0.0%	0.0%	0.6%	(16.8%)
Others	(3.0%)	(0.2%)	4.1%	3.7%
Effective tax rate	33.1%	27.6%	49.8%	45.9%

Schedule of Components of Net Deferred Taxes

The components of net deferred taxes arising from temporary differences are as follows (in thousands):

	December 31, 2015	December 31, 2016
Deferred tax assets:
Compensation	$1,969	$1,848
Inventories and receivables	1,604	6,905
Accrued expenses	2,120	1,996
Stock compensation	238	1,967
Net operating losses	-	232
Other	446	1,304
Deferred tax assets	6,377	14,252
Deferred tax liabilities:
Goodwill	1,614	2,562
Fixed assets	1,620	2,699
Intangible assets	44,493	42,587
Other	514	579
Deferred tax liabilities	48,241	48,427
Net deferred tax liabilities	$41,864	$34,175

Schedule of Deferred Tax Assets and Liabilities Within the Same Jurisdiction

The deferred tax assets and liabilities within the same jurisdiction are reported net in the accompanying balance sheets as follows (in thousands):

	December 31, 2015	December 31, 2016
Noncurrent deferred tax assets	$262	$37
Noncurrent deferred tax liabilities	42,126	34,212
Net deferred tax liabilities	$41,864	$34,175

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Balance at beginning of year	$581	$581	$607	$1,256
Increases for prior year tax positions	-	-	1	438
Increases for current year tax positions	-	26	648	103
Decreases for prior year tax positions	-	-	-	(589)
Decreases due to settlements	-	-	-	-
Decreases due to statutes lapsing	-	-	-	-
Balance at end of year	$581	$607	$1,256	$1,208